CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 26,039	$ 26,975	$ 26,391	$ 21,451	$ 21,952	$ 21,673
Non-controlling interest - in operating subsidiaries	(15,720)		(15,658)
Deficit	2,865		2,520
Accumulated other comprehensive income	(393)		(543)
Ownership changes	(515)		(515)
Invested Capital	$ 12,276	$ 12,272	$ 12,195	$ 9,413	$ 9,410	$ 9,213
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%